Financial Instruments Risk - Liquidity Risk (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other current payables	$ 95,574	$ 152,884
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	19,706	38,671
Accrued liabilities	42,910	79,933
Payroll liabilities	23,752	17,727
Excise tax payable	6,770	10,040
Other payables	2,436	6,513
Trade and other current payables	$ 95,574	$ 152,884